Other Operating Income (Loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Income (Loss), net
Government subsidies	$ 331,484	$ 418,717	$ 2,155,039
Reversal (provision) of contingent losses	(14,078)	(35,228)	66,994
Gain on disposal of property and equipment	24,985	386,915	199,442
Others	119,893	23,281	20,084
Total	$ 462,284	$ 793,685	$ 2,441,559